Business Combination (Details) - TOI Parent Inc. - Practice, ICRI, and HHHC - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2018
Business Combination
Total consideration transferred	$ 1,710,000	$ 44,958,702
Consideration transferred in cash	$ 892,500	34,875,000
Consideration transferred in rollover units		$ 10,083,702
Acquisition and integration expenses paid			$ 3,184,660